Commitments and Contingencies - Additional Information - Samsung (Details) $ in Millions	Sep. 30, 2017 USD ($)	Jul. 31, 2017 USD ($) vessel newbuilding
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding		2
Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding		2
Aggregate fully built-up cost for shipbuilding contracts		$ 294.0
Number of additional vessels | vessel		2
Payments due in the remainder of 2017	$ 14.1
Payments due in the year 2018	52.5
Payments due in the year 2019	136.3
Payments due in the year 2020	$ 91.0